Organization and nature of business	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and nature of business

Note 1 – Organization and nature of business

Unusual Machines, Inc. (“the Company”) is a Nevada corporation engaged in the commercial drone industry. The Company reincorporated from Puerto Rico to Nevada on April 22, 2024.

On February 16, 2024, the Company closed its Initial Public Offering (the “IPO”) of 1,250,000 shares of common stock at a public offering price of $4.00 per share (“IPO Price”). The shares are traded on NYSE American. Simultaneous with the closing of the IPO, the Company acquired Fat Shark Holdings Ltd. (“Fat Shark”) and Rotor Riot, LLC (“Rotor Riot”) from Red Cat Holdings, Inc. (“Red Cat”) (See Note 3).